Organization, Summary of Significant Accounting Policies and New Accounting Standards - Derivative Financial Instruments and Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 04, 2021
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Derivative liability	$ 864	$ 2,955
Gross Derivative Assets
Total, gross	5,561	0
Less: derivative netting	(117)	0
Total, net	5,444	0
Gross Derivative Liabilities
Total, gross	(981)	(2,955)
Less: derivative netting	117	0
Total, net	(864)	(2,955)
Notional amount	5,798,529	5,876,277
Accrued interest payable	1,306	19,817
Convertible Senior Notes Due 2026 | Convertible Debt
Gross Derivative Liabilities
Face amount				$ 1,200,000
Restricted cash and cash equivalents
Gross Derivative Liabilities
Cash collateral included in restricted cash and restricted cash equivalents	299	1,746
Interest rate swaps
Gross Derivative Assets
Total, gross	5,444	0
Gross Derivative Liabilities
Total, gross	0	(947)
Interest rate swaps | Derivative contracts to manage future loan sale execution risk
Gross Derivative Liabilities
Notional amount	4,210,000	1,475,000
Home loan pipeline hedges
Gross Derivative Assets
Total, gross	117	0
Gross Derivative Liabilities
Total, gross	(313)	(1,872)
Home loan pipeline hedges | Derivative contracts to manage future loan sale execution risk
Gross Derivative Liabilities
Notional amount	421,000	371,000
Interest rate futures
Gross Derivative Assets
Total, gross	0	0
Gross Derivative Liabilities
Total, gross	0	(136)
Interest rate futures | Derivative contracts to manage future loan sale execution risk
Gross Derivative Liabilities
Notional amount	0	3,400,000
Interest rate caps
Gross Derivative Assets
Total, gross	0	0
Gross Derivative Liabilities
Total, gross	(668)	0
Interest rate caps | Derivative contracts to manage future loan sale execution risk
Gross Derivative Liabilities
Notional amount	405,000	0
Interest rate caps | Derivative contracts not designed to manage future loan sale execution risk
Gross Derivative Liabilities
Notional amount	405,000	0
IRLCs | Derivative contracts not designed to manage future loan sale execution risk
Gross Derivative Liabilities
Notional amount	357,529	630,277
Not designated as hedging instrument
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	25,740	(39,303)	$ (25,038)
Not designated as hedging instrument | Third party warrants
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Derivative liability	964
Gross Derivative Liabilities
Total, net	(964)
Not designated as hedging instrument | Credit default swaps
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives		22,269
Not designated as hedging instrument | Non-interest income, loan originations and sales | Derivative contracts to manage future loan sale execution risk
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	49,090	(54,829)	(24,803)
Not designated as hedging instrument | Non-interest income, loan originations and sales | Interest rate caps
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	(193)	0	0
Not designated as hedging instrument | Non-interest income, loan originations and sales | IRLCs
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	(11,861)	14,530	916
Not designated as hedging instrument | Non-interest income, loan originations and sales | Purchase price earn-out
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	9,312	0	0
Not designated as hedging instrument | Non-interest income, loan originations and sales | Special payment
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	(21,181)	0	0
Not designated as hedging instrument | Non-interest income, loan originations and sales | Third party warrants
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	573	0	0
Not designated as hedging instrument | Non-interest income, other | Third party warrants
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	273
Not designated as hedging instrument | Non-interest income, other | Derivative contracts to manage market risk associated with non-securitization investments
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	0	$ 996	$ (1,151)
Not designated as hedging instrument | Noninterest expense, cost of operations | Third party warrants
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	132
Not designated as hedging instrument | Noninterest expense, general and administrative | Third party warrants
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Gain (loss) from fair value changes on derivatives	$ 168